Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	5,108,407	5,101,580	3,106,103
Common stock, shares outstanding	5,108,407	5,101,580	3,106,103